Commitments and Contingencies - Additional Information (Detail)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Successor
Commitments and Contingencies [Line Items]
expenditures on coal purchase and coal transportation			$ 109,000,000
Operating leases, rent expense			$ 20,000,000
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, State-Specific Emission Rate Goals, Percent Reduction From 2012 Levels To 2030 Levels		30.00%
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, Number Of States Challenging Rule	27
Replacement electricity costs coverage weekly payments percentage reduction if both units are out of service at same time as result of same accident			0.80			0.80
Successor | First Fifty Two Weeks After Waiting Period [Member]
Commitments and Contingencies [Line Items]
Replacement electricity costs coverage weekly payments			$ 5,250,000			$ 5,250,000
Successor | Thirty Five Weeks Next Waiting Period [Member]
Commitments and Contingencies [Line Items]
Replacement electricity costs coverage weekly payments			4,350,000			4,350,000
Successor | Thirty Six Weeks Remaining Waiting Period [Member]
Commitments and Contingencies [Line Items]
Replacement electricity costs coverage weekly payments			3,600,000			3,600,000
Successor | Liability Insurance From American Nuclear Insurers [Member]
Commitments and Contingencies [Line Items]
Nuclear insurance, Required per site			375,000,000			375,000,000
Replacement electricity costs coverage weekly payments			450,000,000			450,000,000
Successor | NonNuclearAccidents [Member]
Commitments and Contingencies [Line Items]
Replacement electricity costs coverage weekly payments			393,000,000			393,000,000
Successor | Nuclear Accidents [Member]
Commitments and Contingencies [Line Items]
Replacement electricity costs coverage weekly payments			555,000,000			555,000,000
Successor | Minimum [Member] | Pending Litigation [Member] | EPA Versus Luminant and Big Brown Power Company (Big Brown and Martin Lake Generation Facilities) [Member]
Commitments and Contingencies [Line Items]
Loss Contingency Damages Sought Value Per Day				$ 32,500		32,500
Successor | Maximum [Member] | Pending Litigation [Member] | EPA Versus Luminant and Big Brown Power Company (Big Brown and Martin Lake Generation Facilities) [Member]
Commitments and Contingencies [Line Items]
Loss Contingency Damages Sought Value Per Day				$ 37,500		37,500
Successor | United States Environmental Protection Agency [Member]
Commitments and Contingencies [Line Items]
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, Co-Located With BART-Eligible Units				3
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology, Number Of Units In Texas Subject To Upgrades To Existing Scrubbers				4
Clean Air Act, Regional Haze Program, Number Of Components Of Federal Program				2
Clean Air Act, Regional Haze Program, Reasonable Progress Program, Number Of Electricity Generation Units In Texas, Affected By The EPA's Proposed FIP On Texas, Units Subject To New Scrubbers				7
Clean Air Act, Regional Haze Program, Reasonable Progress Program, Number Of Electricity Units In Texas, Affected By The EPA's Proposed FIP On Texas, Units Subject To Upgrades To Existing Scrubbers				7
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology, Number Of Units In Texas Subject To New Scrubbers				12
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions In Texas Represented By BART-Eligible Units, Percent				89.00%
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, CSAPR Sulfur Dioxide Allowance Allocations In Texas Represented By BART-Eligible Units, Percent				85.00%
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number of Unit In Texas Subject To Rule, Total				39
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, BART-Eligible Units				30
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, Based On Visibility Impact Analysis Units				6
Successor | Price Anderson Act [Member]
Commitments and Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			13,400,000			13,400,000
Successor | Price Anderson Act [Member] | Secondary Financial Protection [Member]
Commitments and Contingencies [Line Items]
Nuclear insurance, Financial protection pool maximum assessment			127,300,000			127,300,000
Nuclear Insurance Financial Protection Pool, Inflation Period Adjustment On Nuclear Incident Assessment			0			0
Nuclear insurance, Financial protection pool maximum annual assessment payment			19,000,000			19,000,000
Mutual insurance, Total retrospective premium obligation			254,600,000			254,600,000
Mutual insurance, Total retrospective premium obligation maximum potential assessment under retrospective plan, excluding taxes per incident per year			37,900,000			$ 37,900,000
Mutual insurance, Total retrospective premium obligation maximum potential assessment under retrospective plan, excluding taxes per incident period						1 year
Successor | United States Nuclear Regulatory Commission [Member]
Commitments and Contingencies [Line Items]
Nuclear insurance, Amount of insurance required to maintain			1,060,000,000			$ 1,060,000,000
Mutual insurance, Total nuclear decontamination and property damage insurance, deductible per accident			5,000,000			5,000,000
Successor | United States Nuclear Regulatory Commission [Member] | Comanche Peak facility [Member]
Commitments and Contingencies [Line Items]
Mutual insurance, Nuclear decontamination and property damage insurance			2,250,000,000			2,250,000,000
Successor | United States Nuclear Regulatory Commission [Member] | Non Nuclear Accident [Member]
Commitments and Contingencies [Line Items]
Mutual insurance, Nuclear decontamination and property damage insurance			2,250,000			2,250,000
Successor | Vistra Operations Company LLC [Member] | Financial Standby Letter of Credit [Member]
Commitments and Contingencies [Line Items]
Letters of Credit			519,000,000	$ 480,000,000		519,000,000
Successor | Vistra Operations Company LLC [Member] | Financial Standby Letter of Credit [Member] | Support Risk Management And Trading Margin Requirements Including Over The Counter Hedging Transactions And Collateral Postings With Electric Reliability Council Of Texas [Member]
Commitments and Contingencies [Line Items]
Letters of Credit			363,000,000	350,000,000		363,000,000
Successor | Vistra Operations Company LLC [Member] | Financial Standby Letter of Credit [Member] | Support Executory Contracts And Insurance Agreements [Member]
Commitments and Contingencies [Line Items]
Letters of Credit			70,000,000	46,000,000		70,000,000
Successor | Vistra Operations Company LLC [Member] | Financial Standby Letter of Credit [Member] | Support Retail Electric Providers Financial Requirements With Public Utility Commission Of Texas [Member]
Commitments and Contingencies [Line Items]
Letters of Credit			55,000,000	55,000,000		55,000,000
Successor | Vistra Operations Company LLC [Member] | Financial Standby Letter of Credit [Member] | Miscellaneous Credit Support Requirements [Member]
Commitments and Contingencies [Line Items]
Letters of Credit			$ 31,000,000	$ 29,000,000		$ 31,000,000
Successor | Luminant Generation Company LLC [Member] | United States Environmental Protection Agency [Member]
Commitments and Contingencies [Line Items]
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Annual Emission Allowances Allocated To Units Covered By Program				91,222
Predecessor
Commitments and Contingencies [Line Items]
expenditures on coal purchase and coal transportation					$ 139,000,000		$ 218,000,000	$ 348,000,000
Operating leases, rent expense					$ 39,000,000		$ 55,000,000	$ 54,000,000
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, State-Specific Emission Rate Goals, Percent Reduction From 2012 Levels To 2030 Levels		30.00%
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, Number Of States Challenging Rule	27